Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of components of income tax expense [Table Text Block]	The components of income tax expense were as follows:

Years ended December 31,	2022	2021

Current income taxes	$17,945	$13,135

Deferred income taxes	3,265	43,422

	$21,210	$56,557

Disclosure of Reconciliation of Tax Expense Explanatory [Table Text Block]
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2022	2021

Earnings before income taxes	$(79,733)	$38,102

Canadian statutory rate	23.4%	23.8%

Expected income tax provision	$(18,658)	$9,068

Add (deduct):

Change in unrecognized deferred tax asset	27,664	44,704

Impairment of goodwill	11,232	-

Exchange rate effects on tax basis	(2,223)	(2,269)

Earnings taxed in foreign jurisdictions	543	2,313

Revaluation of Canadian deferred tax assets due to change in statutory rate	-	(660)

Withholding tax on dividends received from foreign subsidiaries	-	2,763

Amounts not deductible (taxable) for tax purposes	4,373	811

Impact of accounting for associates and joint ventures	(1,104)	(160)

Other	(617)	(13)

Income tax expense from continuing operations	$21,210	$56,557

Disclosure of IncomeTax Relating To Components Of Other Comprehensive Income Explanantory

Years ended December 31,	2022	2021

Deferred Tax

Arising on income and expenses recognized in other comprehensive income:

Fair value remeasurement of hedging instruments entered into for cash flow hedges	$(55)	$77

Arising on income and expenses reclassified from other comprehensive income to net earnings:

Relating to cash flow hedges	59	(53)

Total income tax recognized in other comprehensive income	$4	$24

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2022	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)

Acquisition (Note 7)	756	49,513	(30,308)	-	(6,538)	-	13,423

Charged to net earnings	(7,467)	1,325	1,022	-	1,858	(4)	(3,266)

Charged to OCI	-	-	-	-	-	4	4

Exchange differences	51	(860)	(2,511)	(511)	(613)	-	(4,444)

December 31, 2022	$362	$56,497	$(118,052)	-	$(15,769)	-	$(76,962)
1
Net deferred tax liabilities at December 31, 2022 of $77.0 million consist of liabilities of $96.4 million net of assets of $19.4 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2021	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)

Charged to net earnings	(10,945)	(21,808)	(12,398)	(572)	2,269	32	(43,422)

Charged to OCI	-	-	-	-	-	(24)	(24)

Exchange differences	(91)	(642)	99	539	54		(41)

December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)
1
Net deferred tax liabilities at December 31, 2021 of $82.7 million consist of liabilities of $92.0 million net of assets of $9.3 million.

Disclosure of Deductible temporary differences of income tax Expenses [Table Text Block]
The deductible temporary differences consist of:

Years ended December 31,	2022	2021

Canadian:

Tax losses	$215,703	$138,408

Long-term assets	23,896	22,758

Accounting provisions and other accruals	29,143	26,363

Foreign 1 :

Tax losses	2,089,604	38,374

Long-term assets	(59,931)	-

Accounting provisions and other accruals	(126,117)	-

	$2,172,298	$225,903
1
The movement in foreign tax losses, long-term assets, and accounting provisions and other accruals for 2022 were primarily acquired as part of the Transaction
.